UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

 (Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Azzad Ethical Fund
	Schedule of Investments
	March 31, 2017 (Unaudited)

Shares		Value

COMMON STOCKS 94.02%

Aircraft Parts & Auxiliary Equipment, Nec- .50%
5,759	Spirit Aerosystems Holdings, Inc.	$ 333,561

Airports, Flying Fields & Airport Terminal Services - 0.04%
169	Grupo Aeroportuario del Sureste SAB de CV *	29,278

Apparel & Other Finished Products of Fabrics & Similar Material - 1.74%
12,993	Carter's, Inc.	1,166,771

Biological Products (No Diagnostic Substances) - 1.60%
17,038	Seattle Genetics, Inc. *	1,071,009

Computer Peripheral Equipment, NEC - 1.62%
28,283	Fortinet, Inc. *	1,084,653

Dental Equipment & Supplies - 1.46%
15,743	DENTSPLY International, Inc.	982,993

Electromedical & Electrotherapeutic Apparatus - 1.48%
10,874	Varian Medical Systems, Inc.	990,948

Electronic Computers - 1.04%
3,822	Apple, Inc.	549,069
4,349	Varex Imagine Corp.	146,126
		695,195
Electronic Connectors - 1.53%
14,472	Amphenol Corp.	1,029,972

Food & Kindred Products - 1.26%
5,293	Campbell Soup Company	302,971
6,086	Mead Johnson Nutrition Co.	542,141
		845,112
Footwear, (No Rubber) - 1.09%
26,674	Skechers U.S.A., Inc. *	732,201

Grain Mill Products - 0.45%
2,484	Ingredion Incorporation	299,148

Heavy Construction Other Than Building Const - Contractors - 0.68%
8,670	Fluor Corp.	456,215

Industrial Instruments For Measurement, Display & Control - 1.35%
4,389	Roper Industries, Inc.	906,285

Industrial Organic Chemicals - 3.79%
12,499	International Flavors & Fragrances, Inc.	1,656,492
1,962	NewMarket Corp.	889,237
		2,545,730
Laboratory Analytical Instruments - 1.10%
4,313	Illumina, Inc. *	735,970

Leather & Leather Products - 0.56%
9,778	Michael Kors Holding, Ltd. *	372,640

Men's & Boys' Furnishings, Work Clothing & Applied Garments - 1.89%
10,002	Cintas Corp. *	1,265,653

Miscellaneous Fabricated Metal Products - .92%
3,852	Parker Hannifin Corp.	617,553

Miscellaneous Food Preparation & Kindred Products - 1.18%
8,086	McCormick & Co., Inc. *	788,789

Miscellaneous Transportation Equipment - 1.13%
9,024	Polaris Industries, Inc.	756,211

Mobile Homes - 0.02%
136	Cavco Industries, Inc. *	15,830

Motor Vehicle Parts & Accessories - 3.07%
7,782	Autoliv, Inc.	795,787
59,387	Gentex Corp.	1,266,725
		2,062,512
Motor Vehicle & Passenger Car Bodies - 1.61%
9,205	WABCO Holdings, Inc. *	1,080,851

Motors & Generators - 1.56%
19,407	Ametek, Inc.	1,049,531

Ophthalmic goods - 2.14%
7,189	The Cooper Companies, Inc.	1,437,009

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.57%
12,221	Align Technology, Inc. *	1,401,871
1,294	Intuitive Surgical, Inc. *	991,812
		2,393,683
Pharmaceutical Preparations - 3.57%
6,094	Alexion Pharmaceuticals, Inc. *	738,837
11,496	Alkermes, Plc. *	672,516
8,350	Biomarin Pharmaceutical, Inc. *	732,963
646	Regeneron Pharmaceuticals, Inc. *	250,331
		2,394,647
Pumps & Pumping Equipment - 0.68%
4,883	IDEX Corp.	456,609

Retail-Auto & Home Supply Stores - 1.92%
1,786	AutoZone, Inc. *	1,291,367

Retail-Building Materials, Hardware, Garden Supply - 1.24%
12,020	Tractor Supply Co.	829,019

Retail-Family Clothing Stores - 1.63%
16,606	Ross Stores, Inc.	1,093,837

Retail-Home Furniture, Furnishings & Equipment Stores - 0.79%
13,377	Bed Bath & Beyond, Inc.	527,856

Retail-Jewelry Stores - 1.35%
9,530	Tiffany & Co.	908,209

Retail-Shoe Stores - 2.05%
18,367	Footlocker, Inc.	1,374,035

Retail-Variety Stores - 1.74%
16,701	Dollar General Corp. *	1,164,561

Retail-Women's Clothing Stores - 0.51%
7,283	L Brands, Inc.	343,029

Semiconductors & Related Devices - 9.67%
13,622	IPG Photonics Corp. *	1,644,175
26,380	Maxim Integrated Products, Inc.	1,186,045
19,266	Microchip Technology, Inc.	1,421,445
12,984	Qorvo, Inc. *	890,183
13,771	Skyworks Solution, Inc.	1,349,283
		6,491,131
Services-Business Services, NEC - 2.88%
19,528	Akamai Technologies, Inc. *	1,165,822
429	Priceline.com, Inc. *	763,607
		1,929,429
Services-Commercial Physical & Biological Research - 1.84%
9,257	Incyte Corp. *	1,237,383

Services-Computer Integrated Systems - 2.57%
11,006	Center Corporation *	647,703
11,535	Jack Henry & Associates, Inc.	1,073,909
		1,721,612
Services-Computer Processing & Data Preparation - 1.62%
8,883	DST Systems, Inc.	1,088,168

Services-Computer Programming & Data Preparation - 1.91%
10,956	Aspen Technology, Inc. *	645,528
7,287	VeriSign, Inc. *	634,771
		1,280,298
Services-Computer Programming, Data Processing, Etc. - 1.48%
11,513	Red Hat, Inc. *	995,875

Services-Consumer Credit Report - 2.01%
9,886	Equifax, Inc.	1,351,812

Services-Hospitals - 1.48%
14,320	Mednax, Inc. *	993,522

Services-Management Services - 1.48%
9,217	Gartner, Inc. *	995,344

Services-Prepackaged Software - 5.57%
42,077	Cadence Design Systems, Inc. *	1,321,218
11,894	Electronic Arts, Inc. *	1,064,751
9,683	Manhattan Associates, Inc. *	504,000
13,604	Splunk, Inc. *	847,393
		3,737,362
Surgical & Medical Instruments & Apparatus - 1.54%
5,323	Teleflex, Inc.	1,031,225

Trucking (No Local) - 1.97%
15,442	Old Dominion Freight Line, Inc.	1,321,372

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 1.76%
13,312	AmerisourceBergen Corp.	1,178,112

Wholesale-Groceries, General Line - 0.99%
15,441	United Natural Foods, Inc. *	667,514

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 1.40%
5,536	Henry Schein, Inc. *	940,954

TOTAL FOR COMMON STOCKS (Cost $51,025,111) - 94.02%		$ 63,089,586

REAL ESTATE INVESTMENT TRUSTS 3.29%
3,309	AvalonBay Communities, Inc.	607,532
368	CubeSmart	9,553
528	Equinix, Inc.	211,395
3,633	Federal Realty Investment Trust	485,006
1,902	Mid-America Apartment Communities, Inc.	193,509
395	PS Business Parks, Inc.	45,330
2,980	Public Storage	652,352
		2,204,678

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $2,106,023) - 3.29%		$ 2,204,678

TOTAL INVESTMENTS (Cost $53,131,134) ** - 97.30%		$ 65,294,264

OTHER ASSETS LESS LIABILITIES - 2.70%		1,810,646

NET ASSETS - 100.00%		$ 67,104,910

* Non-income producing securities during the period.

** At March 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $53,131,134 amounted to $13,988,847, which consisted of aggregate gross unrealized appreciation of $17,045,603 and aggregate gross unrealized depreciation of $3,056,756.

NOTES TO FINANCIAL STATEMENTS
Azzad Ethical Fund
1. SECURITY TRANSACTIONS

At March 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $53,131,134 amounted to $13,988,847, which consisted of aggregate gross unrealized appreciation of $17,045,603 and aggregate gross unrealized depreciation of $3,056,756.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 63,089,586	$0	$0	$63,089,586
Real Estate Investment Trust	$ 2,204,678	$0	$0	$2,204,678
Total	$ 65,294,264	$0	$0	$65,294,264

	Azzad Wise Capital Fund
	Schedule of Investments
	March 31, 2017

Shares		Value

COMMON STOCKS - 7.54%

Beverages - 0.43%
2,062	PepsiCo, Inc.	$ 230,655
4,889	The Coca-Cola Co.	207,489
		438,144
Construction, Mining & Materials Handling Machinery & Equipment - 0.31%
3,881	Dover Corp.	311,838

Converted Paper & Paperboard Products - 0.23%
1,782	Kimberly-Clark Corp.	234,565

Cutlery, Handtools & General Hardware - 0.29%
2,214	Stanley Black & Decker, Inc.	294,174

Electromedical & Electrotherapeutic Apparatus - 0.25%
3,192	Medtronic, Inc.	257,148

Electronic & Other Electrical Equipment - 0.25%
4,277	Emerson Electric Co.	256,021

Fats & Oils - 0.27%
5,868	Archer-Daniels-Midland Co.	270,163

General Industrial Machinery & Equipment - 0.29%
2,254	Illinois tool Works, Inc.	298,587

Household Furniture - 0.26%
5,301	Leggett & Platt, Inc.	266,746

Industrial Inorganic Chemicals - 0.24%
1,820	Air Products & Chemicals, Inc.	246,228

Men's & Boys Furnishings - 0.53%
2,567	Cintas Corp.	324,828
3,851	V.F. Corp.	211,689
		536,518
Miscellaneous Food Preparations & Kindred Products - 0.23%
2,378	McCormick & Co., Inc.	231,974

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.21%
1,986	PPG Industries, Inc.	208,689

Perfumes, Cosmetics & Other Toilet Preparations - 0.22%
3,041	Colgate-Palmolive Co.	222,571

Pharmaceutical Preparations - 0.49%
5,696	Abbott Laboratories	252,959
1,993	Johnson & Johnson	248,228
		501,188
Retail-Building Materials, Hardware, Garden Supply - 0.25%
835	The Sherwin-Williams Co.	259,009

Retail-Drug Stores & Proprietary Store - 0.23%
2,787	Walgreen Co.	231,460

Retail-Lumber & Other Building Materials - 0.26%
3,161	Lowe's Companies, Inc.	259,866

Services-Computer Processing & Data Preparation - 0.25%
2,440	Automatic Data Processing, Inc.	249,832

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.45%
1,768	Ecolab, Inc.	221,601
2,682	The Procter & Gamble Co.	240,978
		462,579
Specialty Cleaning, Polishing & Sanita - 0.23%
1,720	The Clorox Co.	231,908

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 0.23%
3,935	Nucor Corporation	234,998

Surgical & Medical Instruments & Apparatus - 0.51%
1,350	3M Co.	258,296
1,048	C.R. Bard, Inc.	260,470
		518,765
Wholesale-Motor Vehicle Supplies & New Parts - 0.21%
2,324	Genuine Parts Co.	214,761

Wholesale-Drugs Proprietaries & Druggist - 0.19%
2,346	Cardinal Health, Inc.	191,316

Wholesale-Durable Goods - 0.24%
1,047	W.W. Grainger, Inc.	243,700

TOTAL FOR COMMON STOCKS (Cost $10,326,099) - 7.54%		7,672,747

REAL ESTATE INVESTMENT TRUSTS - 0.85%
1,540	Avalonbay Communities, Inc.	$ 282,744
1,912	Federal Realty Investment Trust	255,252
1,496	Public Storage	327,489
		865,485

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $928,994) - 0.85%		865,485

SUKUKS - 50.21%
Airlines - 1.60%
1,600,000	Al Shindagha Sukuk, Ltd., 3.776%, 11/26/2019 (Cayman Islands)	1,623,000

Banks - 12.84%
2,300,000	ALHILA, 3.267%, 10/08/2018 (United Arab Emirates)	2,342,861
2,400,000	BSF Sukuk Ltd., 2.947%, 5/22/2017 (Cayman Islands)	2,406,473
1,000,000	Dib Tier 1 Sukuk Ltd., 4.752%, 05/30/2017 (Cayman Islands) **	1,006,684
1,000,000	Dib Tier 1 Sukuk Ltd., 6.25%, 3/29/2049 (Cayman Islands) **	1,038,950
3,300,000	EIB Sukuk, Ltd. 4.147%, 1/11/2018 (United Arab Emirates)	3,352,661
2,400,000	QIIB Sukuk, 2.688%, 10/18/2017 (Qatar)	2,411,544
500,000	TF Varlik Kiralama Sukuk, 3.95%, 5/02/2018 (Turkey)	502,583
		13,061,755
Communications Equipment - 1.21%
1,200,000	Axiata Spv2 Bhd Series 2, 3.466%, 11/19/2020 (United Arab Emirates)	1,230,068

Financial Services - 7.17%
300,000	ADIB Capital Sukuk, 6.375%, 10/16/2018 (United Arab Emirates) **	313,287
2,900,000	DIP Sukuk, Ltd. Series REGS 4.291%, 2/20/2019 (Cayman Islands)	2,972,297
4,000,000	Jany Sukuk Co. LTD, 2.844%, 09/23/2019 (United Arab Emirates)	4,010,000
		7,295,584
Real Estate - 6.84%
1,500,000	DIFC Investments LLC, Note, 4.325%, 11/12/2024 (United Arab Emirates)	1,568,520
1,500,000	EMAARS Sukuk LTD, 4.564%, 06/18/2024 (United Arab Emirates)	1,565,457
1,000,000	MAF Sukuk, Ltd., Sr. Unsecd. Note, 4.5%, 11/03/2025 (Cayman Islands)	1,041,844
2,700,000	Sukuk Funding No. 3 Ltd., 4.348%, 12/03/2018 (Cayman Islands)	2,786,783
		6,962,604
Sovereigns - 11.16%
500,000	Bahrain, Government of, Sr. Unsecd. Note 144A (Bahrain)	519,176
500,000	Hazine Mustesarligi Series REGS, 4.557%, 10/10/2018 (Turkey)	509,425
1,000,000	Hazine Mustesarligi Varli, 2.803%, 03/26/2018 (Turkey)	997,651
2,400,000	Indois Sukuk, 4%, 11/21/2018	2,469,120
1,000,000	Indonesia, Government of, 3.4%, 03/29/2022	1,002,750
500,000	Indonesia, Government of, 4.15%, 03/29/2027	502,100
1,800,000	Pakistan Series REGS, 6.75%, 12/03/2019 (Pakistan)	1,910,272
1,400,000	Perusahaan Pener Indois Sukuk, 3.30%, 11/21/2022 (Indonesia)	1,397,900
500,000	Perusahaan Penerbit SBSN, 4.35%, 09/10/2024 (Indonesia)	517,500
750,000	Soafsk, 3.903%, 06/24/2020 (South Africa)	763,470
750,000	Zar Sovereign Capital Fund Property Ltd., 3.903%, 6/24/2020 (South Africa)	765,834
		11,355,198
Superanationals - 0.30%
300,000	Isdb, 1.535%, 06/04/2018 (Saudi Arabia)	302,250

Transportation & Logistics - 2.69%
1,700,000	DP World, Ltd., Series REGS, 6.25%, 7/02/2017 (Cayman Islands)	1,721,345
1,000,000	DP World Cresent Ltd, Sr. Unsecd. No	1,016,002
		2,737,347
Utilities - 3.92%
1,850,000	Dewa Sukuk 2013 Ltd., 3.00%, 3/05/2018 (Cayman Islands)	1,870,517
2,000,000	Saudi Electricty Global Sukuk, 4.211%, 04/03/2022 (Saudi Arabia)	2,118,600
		3,989,117
Wireless Telecommunications Services - 2.50%
2,500,000	QTELQD, 3.039%, 12/03/2018 (Qatar)	2,539,350

TOTAL FOR SUKUKS (Cost $51,513,273) - 50.21%		51,096,273

BANK DEPOSITS - 31.52%
1,007,727	Arab Banking Corp., NY Branch, 1.70%, 08/10/2017 (Bahrain)	1,007,727
1,003,067	Arab Banking Corp., NY Branch, 1.85%, 11/17/2017 (Bahrain)	1,003,067
1,020,515	Arab Banking Corp., NY Branch, 1.31%, 04/25/2017 (Bahrain)	1,020,515
1,017,899	Arab Banking Corp., NY Branch, 1.67%, 06/14/2017 (Bahrain)	1,017,899
2,025,420	Arab Banking Corp., NY Branch, 1.70%, 08/17/2017 (Bahrain)	2,025,420
1,130,320	Kuveyt Turk Participation Bank, 1.58%, 06/22/2017 (Turkey)	1,130,320
2,063,081	Kuveyt Turk Participation Bank, 2.044%, 06/15/2017 (Turkey)	2,063,081
999,980	Kuveyt Turk Participation Bank, 2.0766%, 04/24/2017 (Turkey)	999,980
1,247,550	Kuveyt Turk Participation Bank, 2.089%, 04/11/2017 (Turkey)	1,247,550
1,007,406	MayBank Islamic Bank, 1.25%, 7/25/2017 (Malaysia)	1,007,406
1,010,507	MayBank Islamic Bank, 1.40%, 11/07/2017 (Malaysia)	1,010,507
2,020,333	MayBank Islamic Bank, 1.15%, 05/19/2017 (Malaysia)	2,020,333
1,000,000	MayBank Islamic Bank, 1.20%, 05/10/2017 (Malaysia)	1,000,000
2,000,000	MayBank Islamic Bank, 1.20%, 06/01/2017 (Malaysia)	2,000,000
1,003,879	Qib, 1.97%, 10/25/2017 (UK)	1,003,879
1,002,528	Qib, 1.75%, 05/31/2017(UK)	1,002,528
2,006,389	Qib, 1.77%, 09/22/2017 (UK)	2,006,389
1,001,475	Qib, 2.26%, 03/23/2018 (UK)	1,001,475
1,300,000	Qib, 1.97%, 10/25/2017 (UK)	1,300,000
999,987	Turkiye Finans Bank, 1.91%, 04/24/2017 (Turkey)	999,987
1,999,955	Turkiye Finans Bank, 2.01%, 04/28/2017 (Turkey)	1,999,955
2,000,000	Turkiye Finans Bank, 2.01%, 07/10/2017 (Turkey)	2,000,000
2,199,697	Turkiye Finans Bank, 1.91%, 04/10/2017 (Turkey)	2,199,697
7,810	Turkiye Finans Bank, Current Account (Turkey)	7,810

TOTAL FOR BANK DEPOSITS (Cost $32,218,681) 31.52%		32,075,524

TRADE FINANCE - 2.06%
26,034	Government of Egypt, 3,311%, 01/30/2019	26,086
270,201	Government of Egypt, 3,311%, 01/30/2020	270,741
208,203	Government of Egypt, 3,311%, 01/30/2021	208,619
108,344	Government of Egypt, 3,311%, 01/30/2022	108,561
67,122	Government of Egypt, 3,311%, 01/30/2023	67,257
79,106	Government of Egypt, 3,311%, 01/30/2024	79,264
89,368	Government of Egypt, 3,311%, 01/30/2025	89,546
168,990	Government of Egypt, 3,311%, 01/30/2026	169,328
21,055	Government of Egypt, 3,311%, 01/30/2027	21,097
205,063	Government of Egypt, 3,311%, 01/30/2028	205,473
96,210	Government of Egypt, 3,311%, 01/30/2029	96,402
20,802	Pak-Arab Refinery ITFC 4.165%, 1/9/2017	20,802
16,059	Pak-Arab Refinery ITFC 4.165%, 1/17/2017	16,059
21,395	Pak-Arab Refinery ITFC 4.165%, 1/23/2017	21,395
23,333	Pak-Arab Refinery ITFC 4.165%, 3/05/2017	23,333
21,948	Pak-Arab Refinery ITFC 4.165%, 3/31/2017	21,948
23,699	Pak-Arab Refinery ITFC 4.165%, 4/6/2017	23,699
26,467	Pak-Arab Refinery ITFC 4.165%, 4/6/2017	26,467
26,981	Pak-Arab Refinery ITFC 4.165%, 4/13/2017	26,981
25,093	Pak-Arab Refinery ITFC 4.165%, 5/18/2017	25,093
23,955	Pak-Arab Refinery ITFC 4.165%, 6/8/2017	23,955
26,518	Pak-Arab Refinery ITFC 4.165%, 6/15/2017	26,518
27,333	Pak-Arab Refinery ITFC 4.165%, 6/23/2017	27,333
28,189	Pak-Arab Refinery ITFC 4.165%, 6/26/2017	28,189
26,659	Pak-Arab Refinery ITFC 4.165%, 7/6/2017	26,659
26,154	Pak-Arab Refinery ITFC 4.165%, 7/13/2017	26,154
26,254	Pak-Arab Refinery ITFC 4.165%, 7/17/2017	26,254
24,846	Pak-Arab Refinery ITFC 4.165%, 7/24/2017	24,846
23,768	Pak-Arab Refinery ITFC 4.165%, 8/5/2017	23,768
26,211	Pak-Arab Refinery ITFC 4.165%, 8/10/2017	26,211
23,761	Pak-Arab Refinery ITFC 4.165%, 8/18/2017	23,761
25,419	Pak-Arab Refinery ITFC 4.165%, 8/23/2017	25,419
648	Pak-Arab Refinery ITFC 4.165%, 9/6/2017	648
26,529	Pak-Arab Refinery ITFC 4.165%, 9/8/2017	26,529
24,394	Pak-Arab Refinery ITFC 4.165%, 9/16/2017	24,394
26,416	Pak-Arab Refinery ITFC 4.165%, 9/16/2017	26,416
20,073	Pak-Arab Refinery ITFC 4.165%, 9/22/2017	20,073
43,835	Tiryaki ITFC, 3.71%, 03/20/2017	43,835
34,644	Tiryaki ITFC, 3.71%, 03/20/2018	34,644
64,678	Tiryaki ITFC, 3.71%, 03/20/2019	64,678

TOTAL TRADE FINANCE (Cost $1,952,599) - 2.06%		2,098,436

SHORT TERM INVESTMENTS - 2.71%
1,001,080	Albaraka Turk Participation Bank, 1.59%, 06/16/2017 (Turkey)	1,001,080
999,987	Albaraka Turk Participation Bank, 1.87%, 04/24/2017 (Turkey)	999,987
756,537	Albaraka Turk Participation Bank, 1.90%, 04/17/2017 (Turkey)	756,537

TOTAL SHORT-TERM INVESTMENTS (Cost $2,757,605) - 2.71%		2,757,605

TOTAL FOR INVESTMENTS (Cost $99,697,252) *** - 94.90%		96,566,070

OTHER ASSETS LESS LIABILITIES - 5.10%		5,189,100

NET ASSETS - 100.00%		$ 101,755,170

* Non-income producing securities during the period.
** Variable rate security; the savings account rate shown represents the yield at March 31, 2017.

*** At March 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $99,697,252 amounted to $2,162,062, which consisted of aggregate gross unrealized appreciation of $2,407,102 and aggregate gross unrealized depreciation of $245,040.

NOTES TO FINANCIAL STATEMENTS
Azzad Wise Capital Fund
1. SECURITY TRANSACTIONS

At March 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $99,697,252 amounted to $2,162,062, which consisted of aggregate gross unrealized appreciation of $2,407,102 and aggregate gross unrealized depreciation of $245,040.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets	Level 1	Level 2	Level 3
Common Stock	$7,672,747	$0	$0
Real Estate Investment Trusts	$865,485	$0	$0
Sukuks	$0	$51,096,273	$0
Trade Finance	$0	$2,098,436	$0
Bank Deposits	$0	$32,075,524	$0
Cash Equivalents	$2,757,605	$0	$0
Total	$11,295,837	$85,270,234	$0

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date: May 30, 2017